The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2024

Royce Micro-Cap Fund

Royce Small-Cap Opportunity Fund

I.  Effective as of the date hereof, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Micro-Cap Fund is deleted in its entirety and replaced with the relevant information below.

Royce Micro-Cap Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. James P. Stoeffel is the Fund’s portfolio manager. He is assisted by Portfolio Manager Andrew S. Palen. Mr. Stoeffel became portfolio manager on September 30, 2024. He was previously co-portfolio manager (2015) and lead portfolio manager (2015-September 2024). Mr. Palen became assistant portfolio manager on September 30, 2024.

II.  Effective as of the date hereof, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Small-Cap Opportunity Fund is deleted in its entirety and replaced with the relevant information below.

Royce Small-Cap Opportunity Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Brendan J. Hartman is the Fund’s lead portfolio manager. Portfolio Managers James P. Stoeffel and James J. Harvey manage the Fund with him. They are assisted by Portfolio Manager Kavitha Venkatraman. Mr. Hartman became lead portfolio manager on September 30, 2024, and was previously portfolio manager from April 2021 through September 2024. Messrs. Stoeffel and Harvey became portfolio managers in April 2021. Ms. Venkatraman became assistant portfolio manager in October 2021.

III.  Effective as of the date hereof, the information appearing under the heading “Management of the Funds” for Royce Micro-Cap and Royce Small-Cap Opportunity Funds that is inconsistent with the relevant disclosure above is hereby revised accordingly.

September 30, 2024

ISI-PM-0924

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2024

Royce Micro-Cap Fund

Royce Small-Cap Opportunity Fund

I. Effective as of the date hereof, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Micro-Cap Fund is deleted in its entirety and replaced with the relevant information below.

Royce Micro-Cap Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. James P. Stoeffel is the Fund’s portfolio manager. He is assisted by Portfolio Manager Andrew S. Palen. Mr. Stoeffel became portfolio manager on September 30, 2024. He was previously co-portfolio manager (2015) and lead portfolio manager (2015-September 2024). Mr. Palen became assistant portfolio manager on September 30, 2024.

II. Effective as of the date hereof, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Small-Cap Opportunity Fund is deleted in its entirety and replaced with the relevant information below.

Royce Small-Cap Opportunity Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Brendan J. Hartman is the Fund’s lead portfolio manager. Portfolio Managers James P. Stoeffel and James J. Harvey manage the Fund with him. They are assisted by Portfolio Manager Kavitha Venkatraman. Mr. Hartman became lead portfolio manager on September 30, 2024, and was previously portfolio manager from April 2021 through September 2024. Messrs. Stoeffel and Harvey became portfolio managers in April 2021. Ms. Venkatraman became assistant portfolio manager in October 2021.

III. Effective as of the date hereof, the information appearing under the heading “Management of the Funds” for Royce Micro-Cap and Royce Small-Cap Opportunity Funds that is inconsistent with the relevant disclosure above is hereby revised accordingly.

September 30, 2024

CR-PM-0924